Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net gain (loss) on divestitures included net income attributable to equity holder			$ (418)		$ (276)
Net gain (loss) on divestitures included net income attributable to equity holder before tax			(320)		(147)
Tax-exempt income	$ 65	$ 75	48	$ 208	123
Net income (loss) from investments in associated corporations	(17)	(21)	(8)	(63)	(111)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	9	12	16	41	47
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	47	65	179	205	546
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	$ 3	$ 4	$ 3	$ 10	$ 7